Putnam
Florida
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

This is the last letter to you and the other shareholders of Putnam Florida Tax Exempt Income Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside.

In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

In one final piece of news, I am pleased to announce the appointment of Richard P. Wyke as your fund's manager. Rick is a senior portfolio manager in the Municipal Bond Group. He has been with Putnam since 1987 and has 17 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 19, 2000


Report from the Fund Manager

Richard P. Wyke

During the six months ended November 30, 1999, the municipal bond market suffered from the same factors that influenced the performance of most fixed-income securities: inflation fears, rising interest rates, and poor investor sentiment. Unlike the taxable security markets, however, the municipal yield curve steepened in the 10- to 30-year range, which further restrained the performance of municipal bonds and long-term municipal bond funds. Anemic investor demand and a seasonal influx of new issue supply added to the market's malaise.

The performance of Putnam Florida Tax Exempt Income Fund over the semiannual period reflects the inhospitable investment environment. Nevertheless, the fact that your fund outperformed most other Florida municipal bond funds with similar investment objectives (see page 3) continues to make it one of the most attractive choices for Florida investors seeking tax-free income.

Total return for 6 months ended 11/30/99

           Class A           Class B          Class M
         NAV      POP      NAV     CDSC     NAV     POP
------------------------------------------------------------------------
        -2.70%   -7.28%   -3.13%  -7.86%   -2.85%  -5.99%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* DURATION AND YIELD CURVE STRATEGIES HELP MITIGATE VOLATILITY

When managing a bond portfolio in a rising interest-rate environment, duration and yield curve strategies play a vital role in how a fund will weather the market volatility. Duration is a mathematical formula that indicates the degree to which bond prices will move up or down with each percentage point shift in interest rates. A shorter duration typically helps preserve portfolio value when rates rise, while a longer duration tends to give a fund greater price appreciation potential when rates decline. The yield curve is a structure that plots the difference in yields between bonds of the same quality with different maturities.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Hospitals/health care   28.2%

Utilities               13.8%

Education                9.1%

Transportation           8.8%

Water and sewer          7.2%

Footnote reads:
*Based on net assets as of 11/30/99. Holdings will vary over time.


Through careful monitoring and adjusting of the fund's duration and its emphasis on different bond maturities along the yield curve, we believe we have spared the fund the brunt of the market's downturn while positioning it for the next turn in the road. At the period's outset, we kept your fund's duration profile relatively short when interest rates were rising in earnest. We also kept the bulk of the fund's net assets invested in 10-year maturity bonds. As yields rose at the longer end of the yield curve, 10-year bonds declined less in price than longer-maturity bonds.

Near period's end, it seemed the worst of investors' fears had been priced into the market. As a result, we began to extend the portfolio's duration slightly to better participate in a market rally should the historic January effect take place -- as we anticipate. The January effect refers to the historic tendency of investors to renew their interest in bonds once a new calendar year -- and for many institutional investors a new fiscal year -- begins. Once the Y2K issue becomes history, there is a good chance that the January effect may well be stronger than in years past, although nothing is guaranteed. We have also begun to barbell, or cluster, your fund's assets in bonds at both the short- and long-end of the yield curve. We believe a market rally could lead to a flattening of the yield curve, in which case a barbelled structure would perform best.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aa/AA -- 11.6%

A -- 7.8%

Baa/BBB -- 14.9%

Ba/BB -- 2.7%

VMIG1 -- 0.6%

Aaa/AAA -- 62.4%

Footnote reads:
*Based on percentage of market value as of 11/30/99. A bond rated Baa/BBB or higher is considered investment grade. All ratings reflect Moody's and Standard & Poors' descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


* COUPON STRUCTURE SEEKS TO COVER ALL BASES

Another somewhat esoteric interest-rate strategy involves managing your fund's coupon structure. Throughout the semiannual period, we emphasized premium coupon bonds and discount coupon bonds fairly equally. Premium coupon bonds -- those selling at prices above their par, or face, values -- offer coupons higher than current rates and tend to be less seriously affected when prices decline. Discount coupon bonds -- those selling at prices below their par value -- are more likely to increase in value during a market recovery. In our opinion, this dual positioning optimizes your fund's performance potential in a changing rate environment.

Putnam Florida Tax Exempt Income Fund's class A shares ranked in the top 25% by Lipper for the 1-year period ended December 31, 1999. The fund ranked 16 out of 64 municipal bond funds ranked.

Past performance is not indicative of future results. For the 3- and 5-year periods ended 12/31/99, the fund ranked 23 out of 59 (39%) and 22 out of 44 (49%), respectively. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary.


*  WIDENING CREDIT SPREADS SIGNALS OPPORTUNITY

Careful security selection and Putnam's in-depth credit research capabilities have allowed us to take advantage of the attractive buying opportunity provided by the market's downturn. While your fund remains broadly diversified across industry sectors and general obligation and revenue bonds, lower quality issues in the health care arena have garnered our increased attention recently. In one fell swoop, stricter Medicare reimbursement formulas and a reduction in funding at all levels negatively influenced the performance of most hospital and long-term care bonds nationwide -- whether or not the facility's fundamental underpinnings were sound. As credit spreads (the difference in yield between bonds of varying credit quality) widened, we utilized our research to uncover several worthwhile portfolio candidates that stand to compensate the portfolio for their added credit risk.


Thousands of projects financed by just two types of bonds

Municipal bonds are the most important means of financing thousands of different public projects, but surprisingly there are only two basic types of bonds. General obligation bonds (Gos), secured by the full faith and credit of the city or town, are repaid by either a limited or an unlimited tax on property. Cities and towns usually issue general obligation bonds for school, park, or public building projects. The voters in a community must approve each issue of general obligation bonds.

Revenue bonds, on the other hand, are secured by fees derived from tolls, charges, or rents paid by the users of the facility. Highways, bridges, and water and sewage treatment plants are typical projects financed or improved by revenue bond proceeds. Industrial revenue bonds are issued through an Industrial Development Authority to finance projects for a private user (usually a corporation) that also guarantees repayment of the principal and interest. Hospital, dormitory, airport, and housing projects are commonly financed with industrial revenue bonds.


Florida's changing demographics point to a bright future for Shell Point Village in Fort Myers and Halifax Hospital in Daytona Beach, two newly purchased holdings. Shell Point Village is a well-established continuing care retirement community with a consistently high occupancy rate and sound management team. Halifax Hospital is the dominant player in its market with strong utilization trends. While these holdings and others discussed in this report were viewed favorably during the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

* CURRENT UNCERTAINTY NOT WITHOUT MERITS

As we enter the second half of fiscal 2000, the Federal Reserve Board's next move, the rate of inflation, and direction of interest rates remain open questions. Consequently, market unease could continue. Nevertheless, we maintain a positive long-term view on the Florida municipal bond market as a favorable population migration pattern drives growth in the building, service, and tourism industries. Though we are mindful of the setbacks that may lie ahead, we are optimistic that the defensive and opportunistic strategies we have in place should serve your fund well in the months ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Florida Tax Exempt Income Fund is designed for investors seeking a high level of current income free from federal income tax consistent with preservation of capital.


TOTAL RETURN FOR PERIODS ENDED 11/30/99

                      Class A            Class B          Class M
(inception dates)    (8/24/90)          (1/4/93)          (5/1/95)
                   NAV       POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------
6 months           -2.70%    -7.28%   -3.13%  -7.86%    -2.85%  -5.99%
------------------------------------------------------------------------
1 year             -2.34     -6.94    -3.05   -7.69     -2.64   -5.82
------------------------------------------------------------------------
5 years            38.38     31.83    33.81   31.81     36.18   31.73
Annual average      6.71      5.68     6.00    5.68      6.37    5.67
------------------------------------------------------------------------
Life of fund       79.15     70.71    67.19   67.19     73.26   67.63
Annual average      6.49      5.94     5.70    5.70      6.11    5.73
------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/99

                  Lehman Brothers Municipal       Consumer
                           Bond Index            price index
---------------------------------------------------------------------
6 months                     -1.87%                 1.32%
---------------------------------------------------------------------
1 year                       -1.08                  2.68
---------------------------------------------------------------------
5 years                      43.85                 12.49
Annual average                7.54                  2.38
---------------------------------------------------------------------
Life of fund                 90.92                 27.96
Annual average                7.24                  2.70
---------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 11/30/99

                                   Class A        Class B         Class M
------------------------------------------------------------------------------
Distributions (number)                6              6               6
------------------------------------------------------------------------------
Income                            $0.239060      $0.209692       $0.225496
------------------------------------------------------------------------------
Capital gains1                        --             --              --
------------------------------------------------------------------------------
  Total                           $0.239060      $0.209692       $0.225496
------------------------------------------------------------------------------
Share value:                    NAV      POP        NAV        NAV      POP
------------------------------------------------------------------------------
5/31/99                        $9.30    $9.76      $9.30      $9.29    $9.60
------------------------------------------------------------------------------
11/30/99                        8.81     9.25       8.80       8.80     9.10
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2          5.41%    5.15%      4.76%      5.11%    4.95%
------------------------------------------------------------------------------
Taxable equivalent3             8.96     8.53       7.88       8.46     8.20
------------------------------------------------------------------------------
Current 30-day SEC yield4       4.84     4.61       4.19       4.55     4.40
------------------------------------------------------------------------------
Taxable equivalent3             8.01     7.63       6.94       7.53     7.28
------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                       Class A           Class B           Class M
(inception dates)     (8/24/90)          (1/4/93)          (5/1/95)
                    NAV       POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------
6 months           -2.10%    -6.70%   -2.42%   -7.19%   -2.36%   -5.58%
------------------------------------------------------------------------
1 year             -3.51     -8.07    -4.13    -8.72    -3.81    -6.96
------------------------------------------------------------------------
5 years            33.36     27.04    29.27    27.27    31.23    27.01
Annual average      5.93      4.90     5.27     4.94     5.59     4.90
------------------------------------------------------------------------
Life of fund       77.52     69.16    65.77    65.77    71.63    66.06
Annual average      6.33      5.78     5.55     5.55     5.95     5.57
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
November 30, 1999 (Unaudited)


KEY TO ABBREVIATIONS
AMBAC                 -- AMBAC Indemnity Corporation
COP                   -- Certificate of Participation
FGIC                  -- Financial Guaranty Insurance Company
FRB                   -- Floating Rate Bonds
FSA                   -- Financial Security Assurance
GNMA Coll.            -- Government National Mortgage Association Collateralized
G.O. Bonds            -- General Obligation Bonds
IFB                   -- Inverse Floating Rate Bonds
MBIA                  -- Municipal Bond Investors Assurance Corporation
VRDN                  -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (99.5%) (a)
PRINCIPAL AMOUNT                                                                                RATING (RAT)         VALUE
California (0.6%)
--------------------------------------------------------------------------------------------------------------------------
     $    2,195,000  San Francisco, City & Cnty. Arpt. Rev. Bonds,
                       FSA, 4 3/4s, 5/1/29                                                      AAA         $    1,816,363

Florida (86.2%)
--------------------------------------------------------------------------------------------------------------------------
                     Brevard Cnty., Health Fac. Auth. Rev. Bonds
                       (Courtenay Springs)
          2,000,000    7 3/4s, 11/15/17                                                         AAA/P            2,305,000
          2,345,000    7 1/2s, 11/15/09                                                         AAA/P            2,679,163
                     Broward Cnty., Edl. Fac. Auth. Rev. Bonds
                       (Nova U. Dorm), Ser. A
          2,500,000    7 1/2s, 4/1/17                                                           AAA/P            2,653,125
            270,000    7 1/4s, 4/1/01                                                           AAA/P              280,463
          3,000,000  Broward Cnty., FL Arpt., AMBAC, 5 1/8s, 10/1/16                            Aaa              2,793,750
          1,000,000  Broward Cnty., Hlth. Fac. Auth. Rev. Bonds
                       (Broward Cnty. Nursing Home), 7 1/2s, 8/15/20                            Aa3              1,055,000
                     Broward Cnty., Resource Recvy. Rev. Bonds
          5,655,000    (SES Broward Cnty. LP South), 7.95s, 12/1/08                             A+               5,838,788
          1,105,000    (Waste-Energy LP North), 7.95s, 12/1/08                                  A+               1,139,531
          1,400,000  Clay Cnty., Multi-Fam. Hsg. Fin. Auth. Rev. Bonds
                       (Oak Forest), Ser. A, GNMA Coll., 7.4s, 12/1/25                          AAA              1,444,632
          1,875,000  Clay Cnty., Single Fam. Hsg. Fin. Auth. Rev. Bonds,
                       Ser. A, GNMA Coll., 7.45s, 9/1/23                                        Aa1              1,928,906
          1,400,000  Dade Cnty., Rev. Bonds (Seaport), MBIA,
                       6 1/2s, 10/1/09                                                          Aaa              1,552,250
          2,500,000  Dade Cnty., Seaport G.O. Bonds, AMBAC,
                       6 1/4s, 10/1/21 (SEG)                                                    Aaa              2,612,500
          2,500,000  Dade Cnty., Edl. Facs. Auth. Rev. Bonds,
                       Ser. A, AMBAC, 5 3/4s, 4/1/13                                            AAA              2,578,125
          8,000,000  Dade Cnty., Professional Sports Franchise
                       Fac. Tax Rev. Bonds, MBIA, 4 3/4s, 10/1/30                               Aaa              6,550,000
          5,500,000  Escambia Cnty., Poll. Control Rev. Bonds
                       (Champion Intl. Corp.), 6.9s, 8/1/22                                     Baa1             5,802,500
          5,000,000  Escambia Cnty., Hlth. Facs. Auth. Rev. Bonds
                       (Ascension Hlth. Credit), Ser. A-1,
                       5 3/4s, 11/15/29                                                         AAA              4,868,750
          2,335,000  Escambia Cnty., Single Fam. Hsg. Fin. Auth. Mtge.
                       Rev. Bonds (Multi-Cnty. Program), Ser. A,
                       GNMA Coll., 7.15s, 10/1/24                                               Aaa              2,355,431
          3,750,000  First FL Govt. Fin. Comm. Rev. Bonds, AMBAC,
                       6s, 7/1/09                                                               Aaa              4,031,250
            305,000  FL Hsg. Fin. Agcy. Rev. Bonds (Home Ownership
                       Dev. Program), Ser. G-1, GNMA Coll.,
                       7.9s, 3/1/22                                                             Aaa                314,702
                     FL State Board of Ed. G.O. Bonds
          7,000,000    6.4s, 6/1/19                                                             AA+              7,288,750
          9,000,000    4 3/4s, 6/1/28                                                           AA+              7,458,750
          3,000,000  FL State Board of Ed. Rev. Bonds, Ser. D,
                       5 3/4s, 6/1/22                                                           Aa2              2,910,000
          6,745,000  FL State Board of Fin. Rev. Bonds, FSA, 8 1/4s,
                       7/1/13 (acquired 9/2/98, cost $8,719,396) (RES)                          Aaa/P            7,545,969
                     FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A
          1,500,000    8s, 10/1/06                                                              BBB/P            1,627,500
          2,180,000    7 1/2s, 10/1/17                                                          BBB/P            2,346,225
          3,540,000    6.1s, 10/1/22                                                            BBB/P            3,411,675
          2,000,000  FL State Muni. Pwr. Agcy. IFB, AMBAC, 8.99s,
                       10/1/20 (acquired 7/10/92, cost $2,101,200) (RES)                        Aaa              2,295,000
          3,000,000  Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A,
                       7 1/4s, 10/1/29                                                          BB/P             2,895,000
                     Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
                       Rev. Bonds (Tampa Elec. Co.)
          2,500,000    Ser. 91, 7 7/8s, 8/1/21                                                  AA               2,709,375
          3,645,000    6 1/4s, 12/1/34                                                          AA               3,727,013
          2,400,000  Hillsborough Cnty., Util. Rev. Bonds, Ser. A,
                       FSA, 6 1/2s, 8/1/16                                                      Aaa              2,511,000
                     Jacksonville, Hlth. Fac. Auth. Indl. Dev. Rev. Bonds
                       (Cypress Village)
          1,350,000    7s, 12/1/22                                                              Baa1             1,417,500
          3,650,000    7s, 12/1/14                                                              Baa1             3,846,188
                     Lee Cnty., Board of Directors Hosp. IFB, MBIA
          5,000,000    (Lee Memorial Hosp.), 8.87s, 3/26/20                                     Aaa              5,225,000
          4,000,000    9.468s, 4/1/20                                                           Aaa              4,400,000
                     Lee Cnty., Indl. Dev. Auth Hlth. Care Fac. Rev. Bonds
          5,250,000    (Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25                        BB/P             4,889,063
          9,000,000    (Shell Point Village), Ser. A, 5 1/2s, 11/15/29                          BBB-             7,402,500
                     Leesburg, Hosp. Rev. Bonds
                       (Leesbury Regl. Med. Ctr.)
          1,000,000    Ser. 91-A, 7 1/2s, 7/1/21                                                A-               1,092,500
          2,065,000    6 1/8s, 7/1/18                                                           A-               2,008,213
         10,000,000  Martin Cnty., Poll. Control Rev. Bonds
                       (FL Pwr. & Lt. Co.), MBIA, 7.3s, 7/1/20                                  Aaa             10,351,700
          2,750,000  Martin Cnty., Indl. Dev. Auth. Rev. Bonds
                       (Indian Cogeneration), Ser. A, 7 7/8s, 12/15/25                          Baa3             2,842,813
          5,000,000  Orange Cnty., School Board COP, Ser. 85, MBIA,
                       FRB, 7.219s, 8/1/22 (acquired 12/21/98,
                       cost $5,344,900) (RES)                                                   Aaa              4,381,250
          4,000,000  Orange Cnty., Hlth. Fac. Auth. IFB, 9.7357s,
                       10/1/14 (acquired 4/19/95, cost $5,273,120) (RES)                        BBB+/P           5,180,000
          5,000,000  Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
                       (Orlando Regl. Hlthcare), MBIA, 6 1/4s, 10/1/18                          Aaa              5,300,000
          5,950,000  Orlando, Util. Comm. Wtr. & Elec. Rev. Bonds,
                       Ser. D, 6 3/4s, 10/1/17                                                  Aa2              6,627,467
          1,996,000  Osceola Cnty., Indl. Dev. Auth. Rev. Bonds
                       (Cmnty. Provider Pooled Loan Program),
                       Ser. A, FSA, 7 3/4s, 7/1/10                                              Aaa              2,077,377
          2,000,000  Palm Beach Cnty., Arpt. Syst. Rev. Bonds,
                       MBIA, 7 3/4s, 10/1/10                                                    Aaa              2,150,000
          7,000,000  Palm Beach Cnty., School Board COP, Ser. A,
                       AMBAC, 6 3/8s, 8/1/15                                                    Aaa              7,577,500
            185,000  Palm Beach Cnty., Single Fam. Hsg. Fin. Auth.
                       Mtge. Rev. Bonds, Ser. A, GNMA Coll.,
                       7.2s, 10/1/24                                                            Aaa                191,706
          5,000,000  Pinellas Cnty., Poll. Control Rev. Bonds
                       (FL Pwr. Corp.), 7.2s, 12/1/14                                           A1               5,256,250
                     Port Everglades, Auth. Rev. Bonds
          5,000,000    (FL Port Impt.), 7 1/8s, 11/1/16                                         Aaa              5,781,250
          5,000,000    Ser. A, 5s, 9/1/16                                                       A-               4,512,500
          2,935,000  Sanibel, Swr. Util. Rev. Bonds, 7 1/2s, 8/1/21                             AAA/P            3,140,450
          2,390,000  Santa Rosa Cnty., Hlth. Fac. Auth. Rev. Bonds
                       (Gulf Breeze Hosp. Inc.), Ser. A, 6.2s, 10/1/14                          BBB+             2,375,063
                     Sarasota Cnty., Pub. Hosp. Board Rev. Bonds
                       (Sarasota Memorial Hosp.), Ser. B, MBIA
          2,000,000    5 1/4s, 7/1/16                                                           Aaa              1,897,500
          2,000,000    5 1/4s, 7/1/15                                                           Aaa              1,927,500
          2,000,000  Sarasota Cnty., Pub. Hosp. Rev. Bonds
                       (Sarasota Mem. Hosp.), Ser. B, MBIA,
                       5 1/4s, 7/1/14                                                           AAA              1,942,500
          2,675,000  SCA Tax Exempt Trust Multi-Fam. Mtge.
                       Rev. Bonds, Ser. A-1, FSA, 7.05s, 1/1/30                                 Aaa              2,792,031
          2,250,000  South Broward, Hosp. Dist. IFB, Ser. C,
                       AMBAC, 8.933s, 5/13/21                                                   Aaa              2,483,438
          7,800,000  St. Petersburg, Hlth. Fac. Auth. Rev. Bonds
                       (Allegany Hlth.), Ser. A, MBIA, 7s, 12/1/15                              Aaa              8,355,750
          4,860,000  Sumter Cnty., School Dist. Rev. Bonds
                       (Multi Dist. Loan Program), FSA, 7.15s, 11/1/15                          Aaa              5,722,650
          2,395,000  Tallahassee, Energy Syst. Rev. Bonds, Ser. A,
                       5 1/4s, 10/1/12                                                          Aaa              2,412,963
          4,355,000  Tampa Bay Wtr. Util. Syst. Rev. Bonds, FGIC,
                       5 3/4s, 10/1/15                                                          AAA              4,420,325
          6,000,000  Tampa Rev. Bonds (Allegany Hlth. Syst. St. Joseph),
                       MBIA, 6 1/2s, 12/1/23                                                    Aaa              6,607,500
          3,000,000  Tampa Hosp. Rev. Bonds
                       (Cap. Impt.-H, Lee Moffitt), Ser. A, 5 3/4s, 7/1/29                      A                2,805,000
          4,500,000  Tampa, Hlth. Sys. Rev. Bonds (Catholic Hlth.),
                       Ser. A, 4 3/4s, 11/15/28                                                 Aaa              3,695,625
                     Tampa, Util. Tax Rev. Bonds, AMBAC
          1,950,000    zero %, 10/1/21                                                          Aaa                536,250
          2,625,000    zero %, 4/1/21                                                           Aaa                741,563
          5,800,000    zero %, 10/1/17                                                          Aaa              2,066,250
          1,800,000  Volusia Cnty., Hlth. Fac. Auth. Rev. Bonds
                       (Memorial Hlth. Syst.), 8 1/8s, 6/1/08                                   BBB+             1,871,838
          5,000,000  Winter Haven, Util. Sys. Rev. Bonds, MBIA,
                       4 3/4s, 10/1/28                                                          Aaa              4,137,500
                                                                                                            --------------
                                                                                                               251,952,596

Guam (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Guam, Pwr. Auth. Rev. Bonds, Ser. A, MBIA,
                       5 1/8s, 10/1/29                                                          AAA              1,335,000

Puerto Rico (12.2%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Cmnwlth. of PR, G.O. Bonds, MBIA, 6.45s, 7/1/17                            Aaa              3,292,500
          2,000,000  Cmnwlth. of PR, Govt. Dev. Bank VRDN,
                       MBIA, 3.4s, 12/1/15                                                      VMIGI            2,000,000
          8,000,000  Cmnwlth. of PR, Pub. Impt. G.O. Bonds,
                       FSA, 5 1/2s, 7/1/13                                                      AAA              8,120,000
                     Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
          1,000,000    Ser. T, 6 5/8s, 7/1/18                                                   Aaa              1,072,500
          5,280,000    Ser. Z, MBIA, 6 1/4s, 7/1/15                                             Aaa              5,709,000
          4,750,000  PR Elec. Pwr. Auth. Rev. Bonds, Ser. T, 6 3/8s, 7/1/24                     Baa1             5,195,307
          3,800,000  PR Indl. Tourist Edl. Med. & Environ. Control Fac.
                       Fing. Auth. Hosp. Rev. Bonds (Auxilio Muto
                       Obligation Group), Ser. A, MBIA, 6 1/4s, 7/1/16                          Aaa              4,013,750
          5,950,000  PR Muni. Fin. Agcy. Rev. Bonds, Ser. A,
                       FSA, 6s, 7/1/12                                                          AAA              6,396,250
                                                                                                            --------------
                                                                                                                35,799,307
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $293,650,409) (b)                                              $  290,903,266
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $292,408,833.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      November 30, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1999. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $293,792,387, resulting in gross unrealized appreciation and depreciation of $7,739,697 and $10,628,818, respectively, or net unrealized depreciation of $2,889,121.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at
      November 30, 1999 was $19,402,219 or 6.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1999.

      The rates shown on IFB and FRB are the current interest rates shown at November 30, 1999, which are subject to change based on the terms of the security.

      The fund had the following industry group concentrations greater than 10% at November 30, 1999 (as a percentage of net assets):

          Hospitals/health care      28.2%
          Utilities                  13.8

      The fund had the following insurance concentrations greater than 10% at November 30, 1999 (as a percentage of net assets):

          MBIA                       27.7%
          FSA                        12.6


-------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1999 (Unaudited)
                                     Aggregate Face     Expiration  Unrealized
                         Total Value      Value            Date    Depreciation
-------------------------------------------------------------------------------
Municipal Bond
 Index (Long)            $5,390,000    $5,441,592         Dec-99     $(51,592)
Municipal Bond
 Index (Long)             2,339,062     2,340,586         Mar-00       (1,524)
-------------------------------------------------------------------------------
                                                                     $(53,116)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
November 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $293,650,409) (Note 1)                                            $290,903,266
-----------------------------------------------------------------------------------------------
Cash                                                                                    689,428
-----------------------------------------------------------------------------------------------
Interest receivables                                                                  5,543,824
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  132,531
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        2,965,000
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          30,374
-----------------------------------------------------------------------------------------------
Total assets                                                                        300,264,423

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   338,157
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      5,515,735
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,450,785
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            370,885
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               10,014
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            10,761
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,064
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  127,520
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   30,669
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     7,855,590
-----------------------------------------------------------------------------------------------
Net assets                                                                         $292,408,833

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $299,182,978
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (31,495)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (3,942,391)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (2,800,259)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $292,408,833

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($213,596,950 divided by 24,257,705 shares)                                               $8.81
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.81)*                                    $9.25
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($77,594,860 divided by 8,814,953 shares)+                                                $8.80
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,217,023 divided by 138,281 shares)                                                    $8.80
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.80)**                                   $9.10
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1999 (Unaudited)
Tax exempt interest income:                                                        $  9,280,462
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        790,290
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          145,444
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         5,893
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,942
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   223,740
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   335,895
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     3,315
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   7,055
-----------------------------------------------------------------------------------------------
Auditing                                                                                 22,323
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,779
-----------------------------------------------------------------------------------------------
Postage                                                                                   8,066
-----------------------------------------------------------------------------------------------
Other                                                                                    24,263
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,575,005
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (26,543)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,548,462
-----------------------------------------------------------------------------------------------
Net investment income                                                                 7,732,000
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (1,473,044)
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (524,832)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the period                                                 (14,659,935)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (16,657,811)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $ (8,925,811)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    November 30          May 31
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  7,732,000    $ 15,034,689
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              (1,997,876)        373,313
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (14,659,935)     (5,962,276)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                            (8,925,811)      9,445,726
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (5,946,296)    (11,373,102)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,841,616)     (3,223,202)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (33,341)        (67,118)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                         (7,481,748)     10,776,187
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (24,228,812)      5,558,491

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 316,637,645     311,079,154
---------------------------------------------------------------------------------------------------------------
End of period (including distribution in excess of net
investment income and undistributed net investment
income of $31,495 and $57,758, respectively)                                       $292,408,833    $316,637,645
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                              Six months
                                                 ended
Per-share                                     November 30
operating performance                         (Unaudited)                             Year ended May 31
---------------------------------------------------------------------------------------------------------------------------------
                                                  1999             1999             1998             1997             1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $9.30            $9.45            $9.14            $8.91            $9.12
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                              .24              .46              .47              .48              .48
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                        (.49)            (.16)             .32              .23             (.21)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                             (.25)             .30              .79              .71              .27
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                 (.24)            (.45)            (.48)            (.48)            (.48)
---------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                               --               --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      --               --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                 --               --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (.24)            (.45)            (.48)            (.48)            (.48)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                    $8.81            $9.30            $9.45            $9.14            $8.91
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                           (2.70)*           3.20             8.80             8.12             3.04
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $213,597         $233,454         $237,910         $239,196         $247,920
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                          .43*             .98              .96              .96              .95
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                         2.63*            4.87             5.06             5.28             5.31
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                            8.61*           32.08            42.40            70.30            81.99
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year advanced from June 30 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS A (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the
                                                                                               eleven months
Per-share                                                                                          ended          Year ended
operating performance                                                                              May 31           June 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    1995++            1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                 $8.77            $9.53
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                 .46              .50
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                            .35             (.65)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                 .81             (.15)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                    (.45)            (.50)
---------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                                                                (.01)              --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                         --             (.09)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                                    --             (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                  (.46)            (.61)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                       $9.12            $8.77
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                               9.58*           (1.79)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                   $271,309         $276,245
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                             .83*             .91
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                            5.24*            5.38
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                              61.46*           64.83
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year advanced from June 30 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                              Six months
                                                 ended
Per-share                                     November 30
operating performance                         (Unaudited)                             Year ended May 31
---------------------------------------------------------------------------------------------------------------------------------
                                                  1999             1999             1998             1997             1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $9.30            $9.45            $9.14            $8.91            $9.12
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                              .21              .40              .42              .42              .42
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                        (.50)            (.16)             .31              .23             (.21)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                             (.29)             .24              .73              .65              .21
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                 (.21)            (.39)            (.42)            (.42)            (.42)
---------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                               --               --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      --               --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                 --               --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (.21)            (.39)            (.42)            (.42)            (.42)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                    $8.80            $9.30            $9.45            $9.14            $8.91
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                           (3.13)*           2.56             8.10             7.42             2.37
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $77,595          $81,876          $71,925          $58,926          $52,541
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                          .76*            1.63             1.61             1.61             1.60
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                         2.31*            4.23             4.40             4.62             4.64
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                            8.61*           32.08            42.40            70.30            81.99
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year advanced from June 30 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the
                                                                                                eleven months
Per-share                                                                                           ended          Year ended
operating performance                                                                              May 31            June 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    1995++             1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                 $8.76            $9.53
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                 .40              .44
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                            .36             (.66)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                 .76             (.22)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                    (.39)            (.44)
---------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                                                                (.01)              --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                         --             (.09)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                                    --             (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                  (.40)            (.55)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                       $9.12            $8.76
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                               9.06*           (2.55)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                    $44,581          $36,930
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                            1.42*            1.51
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                            4.62*            4.74
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                              61.46*           64.83
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year advanced from June 30 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                    ended                                                                       For the period
Per-share                        November 30                                                                     May 1, 1995+
operating performance            (Unaudited)                            Year ended May 31                          to May 31
---------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999             1998             1997          1996             1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.29            $9.44            $9.14            $8.91         $9.12            $8.87
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                .23              .43              .45              .45           .46              .04 (c)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.49)            (.16)             .30              .23          (.21)             .25
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.26)             .27              .75              .68           .25              .29
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.23)            (.42)            (.45)            (.45)         (.46)            (.04)
---------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                 --               --               --               --            --               --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --            --               --
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --            --               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.23)            (.42)            (.45)            (.45)         (.46)            (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.80            $9.29            $9.44            $9.14         $8.91            $9.12
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (2.85)*           2.88             8.36             7.80          2.76             3.28*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,217           $1,308           $1,244           $1,355          $986               $1
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .58*            1.28             1.26             1.26          1.23              .10*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.49*            4.60             4.74             4.97          4.82              .45*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              8.61*           32.08            42.40            70.30         81.99            61.46*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year advanced from June 30 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
November 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Florida Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a portfolio of securities exempt from the Florida intangibles tax.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A but lower than class B shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the lasts sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 1999, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1999, the fund had a capital loss carryover of approximately $1,133,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                 Expiration
--------------                 ------------
      $221,000                 May 31, 2003
       908,000                 May 31, 2004
         4,000                 May 31, 2005

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter. On June 4, 1999, the Trustees approved a management fee schedule that became effective July 1, 1999, based upon the lesser of (i) an annual rate of 0.50% of the average net asset value of the fund or (ii) the initial tiers mentioned above.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1999, fund expenses were reduced by $26,543 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $557 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter, received net commissions of $9,400 and $237 from the sale of class A and class M shares, respectively, and $105,184 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the six months ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter, received $1,276 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended November 30, 1999, purchases and sales of investment securities other than short-term investments aggregated $25,849,876 and $33,888,380, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At November 30, 1999 there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended November 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,113,503        $10,001,358
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      287,146          2,569,614
-----------------------------------------------------------------------------
                                                 1,400,649         12,570,972

Shares
repurchased                                     (2,247,585)       (20,094,516)
-----------------------------------------------------------------------------
Net decrease                                      (846,936)       $(7,523,544)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,753,569        $35,542,486
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      510,916          4,832,920
-----------------------------------------------------------------------------
                                                 4,264,485         40,375,406

Shares
repurchased                                     (4,336,973)       (41,013,184)
-----------------------------------------------------------------------------
Net decrease                                       (72,488)       $  (637,778)
-----------------------------------------------------------------------------

                                           Six months ended November 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        919,511        $ 8,248,671
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       84,137            752,692
-----------------------------------------------------------------------------
                                                 1,003,648          9,001,363

Shares
repurchased                                       (995,669)        (8,940,750)
-----------------------------------------------------------------------------
Net increase                                         7,979        $    60,613
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,464,112        $23,332,610
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      131,904          1,247,346
-----------------------------------------------------------------------------
                                                 2,596,016         24,579,956

Shares
repurchased                                     (1,403,040)       (13,260,558)
-----------------------------------------------------------------------------
Net increase                                     1,192,976        $11,319,398
-----------------------------------------------------------------------------

                                           Six months ended November 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         11,946          $ 108,138
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,217             10,888
-----------------------------------------------------------------------------
                                                    13,163            119,026

Shares
repurchased                                        (15,585)          (137,843)
-----------------------------------------------------------------------------
Net decrease                                        (2,422)         $ (18,817)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        238,390         $2,253,605
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        3,326             31,680
-----------------------------------------------------------------------------
                                                   241,716          2,285,285

Shares
repurchased                                       (232,788)        (2,190,718)
-----------------------------------------------------------------------------
Net increase                                         8,928         $   94,567
-----------------------------------------------------------------------------


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]**

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Richard P. Wyke
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Florida Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA046 57656 037/365/453 1/00